Supplemental Financial Statement Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Statement Information
Supplemental Financial Statement Information
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION:
Following are the financial statements of the Parent Company, which are included to provide additional information with respect to the Parent Company’s financial position, results of operations and cash flows on a stand-alone basis:
BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$9	$18
Accounts receivable from related companies	11	1
Note receivable from affiliate	3	—
Other current assets	—	1
Total current assets	23	20
ADVANCES TO AND INVESTMENTS IN AFFILIATES	6,094	2,226
INTANGIBLE ASSETS, net	19	—
GOODWILL	9	—
OTHER NON-CURRENT ASSETS, net	222	50
Total assets	$6,367	$2,296
LIABILITIES AND PARTNERS’ CAPITAL
CURRENT LIABILITIES:
Accounts payable	$1	$—
Accounts payable to related companies	15	12
Interest payable	48	35
Price risk management liabilities	5	—
Accrued and other current liabilities	1	1
Current maturities of long-term debt	4	—
Total current liabilities	74	48
LONG-TERM DEBT, less current maturities	3,840	1,872
PREFERRED UNITS	331	323
OTHER NON-CURRENT LIABILITIES	9	—

COMMITMENTS AND CONTINGENCIES

PARTNERS’ CAPITAL:
General Partner	—	—
Limited Partners – Common Unitholders (279,955,608 and 222,972,708 units authorized, issued and outstanding at December 31, 2012 and 2011, respectively)	2,125	52
Accumulated other comprehensive income (loss)	(12)	1
Total partners’ capital	2,113	53
Total liabilities and partners’ capital	$6,367	$2,296

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2012	2011	2010
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(53)	$(30)	$(22)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(235)	(164)	(168)
Bridge loan related fees	(62)	—	—
Equity in earnings of affiliates	666	509	456
Losses on non-hedged interest rate derivatives	(15)	—	(53)
Other, net	(4)	(5)	(20)
INCOME BEFORE INCOME TAXES	297	310	193
Income tax benefit	(7)	—	—
NET INCOME	304	310	193
GENERAL PARTNER’S INTEREST IN NET INCOME	2	1	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	$302	$309	$192

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$555	$469	$317
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisitions	(1,113)	—	—
Contributions to affiliates	(487)	—	—
Note receivable from affiliate	(221)	—	—
Payments received on note receivable from affiliate	55	—	—
MEP Transaction	—	—	3
Net cash provided by (used in) investing activities	(1,766)	—	3
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	2,108	92	1,858
Principal payments on debt	(162)	(20)	(1,632)
Distributions to partners	(666)	(526)	(483)
Debt issuance costs	(78)	(24)	(36)
Net cash provided by (used in) financing activities	1,202	(478)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9)	(9)	27
CASH AND CASH EQUIVALENTS, beginning of period	18	27	—
CASH AND CASH EQUIVALENTS, end of period	$9	$18	$27